Future Minimum Lease Payments under Terms of Noncancelable Operating Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012
Schedule of Operating Leases [Line Items]
2013	$ 61,996
2014	65,104
2015	66,571
2016	63,374
2017	60,770
Thereafter	217,950
Operating Leases, Future Minimum Payments Due, Total	$ 535,765